Shareholder Report, Line Graph (Details)		6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
		Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
C000009516 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis New York Venture Fund (Class A) — With sales charge
Average Annual Return, Percent	[1]		18.27%	10.23%	10.29%
C000009516 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis New York Venture Fund (Class A) — Without sales charge
Average Annual Return, Percent			24.17%	11.30%	10.82%
C000009517 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis New York Venture Fund (Class B) — With CDSC
Average Annual Return, Percent	[2],[3]		19.29%	10.16%	10.09%
C000009517 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis New York Venture Fund (Class B) — Without CDSC
Average Annual Return, Percent	[2]		23.13%	10.36%	10.09%
C000009518 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis New York Venture Fund (Class C) — With CDSC
Average Annual Return, Percent	[4],[5]		22.13%	10.38%	10.11%
C000009518 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis New York Venture Fund (Class C) — Without CDSC
Average Annual Return, Percent	[4]		23.11%	10.38%	10.11%
C000009520 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis New York Venture Fund (Class R)
Average Annual Return, Percent			23.80%	10.99%	10.51%
C000009519 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis New York Venture Fund (Class Y)
Average Annual Return, Percent			24.45%	11.57%	11.09%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent			26.38%	15.15%	13.75%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent			19.54%	10.14%	9.41%

[1]	Reflects 4.75% front-end sales charge.
[2]	Because Class B shares automatically convert to Class A shares after 7 years, the “10-Year” returns for Class B reflect Class A performance for the period after conversion.
[3]	Includes any applicable contingent deferred sales charge (“CDSC”).
[4]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[5]	Includes any applicable contingent deferred sales charge (“CDSC”).